Taxes On Income - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Corporate tax rate	23.00%
Undistributed earnings of foreign subsidiaries	$ 467.9
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries	83.6
Unrecognized tax benefit liability adjusted within 12 months	61.1
Uncertain tax positions interest expense	9.7	$ (0.6)	$ 4.2
Uncertain tax positions accrued interest	$ 44.1	$ 34.3
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate	20.00%
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate	15.00%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward	$ 307.1
Operating loss carry forward expiration years	2022
U S State
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward	$ 73.1
U S State | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2040
U S State | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2022
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward	$ 24.2
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2040
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2022
Technological Preferred Enterprise
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate	12.00%